Income tax (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income Tax Reconciliation Income Tax Net Expenses

A reconciliation between expected income taxes, computed at the federal income tax rate of 21% applied to the pretax accounting loss, and our blended state income tax rate of 3.5%, and the income tax net expense included in the consolidated statements of operations for the year ended December 31, 2021 and December 31, 2020 is as follows:

	Year Ended	Year Ended
	December 31,	December 31,
	2021	2020

Loss for the year	$(3,746,138)	$(1,542,906)

Income tax (recovery) at statutory rate	$(786,700)	-
State income tax expense, net of federal tax effect	(131,100)	-
Permanent difference and other	-	-
Change in valuation allowance	917,800	-
Income tax expense per books	$-	$-

Schedule of Net Deferred Tax Assets

Net deferred tax assets consist of the following components as of:

	December 31,	December 31,
	2021	2020

Non-operating loss carryforward	$917,800	$-
Valuation allowance	(917,800)	-
Net deferred tax asset	$-	$-